FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		March 31,	December 31,
Assets:		2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$334,375,656	$334,318,189

Liabilities:
Warrant Liability – Public Warrants	1	$17,045,001	$23,395,099
Warrant Liability – Private Placement Warrants	3	$9,894,000	$13,580,000

Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains (losses) and fair value of held-to-maturity securities at March 31, 2021 and December 31, 2020 are as follows:

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Gain (Loss)	Fair Value
March 31, 2021	U.S. Treasury Securities (Mature on 05/04/2021) (1)	$334,370,632	$5,024	$334,375,656

December 31, 2020	U.S. Treasury Securities (Mature on 05/04/2021)	$334,319,993	$(1,804)	$334,318,189

(1)Upon maturity, the proceeds in the Trust Account were invested in a money market fund.

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Loss	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 05/04/2021) (1)	$334,319,993	$(1,804)	$334,318,189

(1)Upon maturity, the proceeds in the trust account were invested in a money market fund.

Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

		December 31,
	Level	2020
Assets:
Cash and marketable securities held in Trust Account	1	$334,318,189

Liabilities:
Warrant Liability – Public Warrants	1	$23,395,099
Warrant Liability – Private Placement Warrants	3	$13,580,000

Schedule of changes in fair value of warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private
Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Fair value as of March 31, 2021	$9,894,000

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of May 29, 2020 (inception)	$—	$—	$—
Initial measurement on September 9, 2020	7,372,000	12,700,197	20,072,197
Change in valuation inputs or other assumptions	6,208,000	10,694,902	16,902,902
Fair value as of December 31, 2020	$13,580,000	$23,395,099	$36,975,099